UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number:  811-03632

Deutsche Tax Free Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	5/31/2015

ITEM 1.	REPORT TO STOCKHOLDERS

May 31, 2015

Annual Report

to Shareholders

Deutsche Intermediate Tax/AMT Free Fund

(formerly DWS Intermediate Tax/AMT Free Fund)

Contents
3 Letter to Shareholders
4 Portfolio Management Review
10 Performance Summary
13 Investment Portfolio
35 Statement of Assets and Liabilities
37 Statement of Operations
38 Statement of Changes in Net Assets
39 Financial Highlights
44 Notes to Financial Statements
53 Report of Independent Registered Public Accounting Firm
54 Information About Your Fund's Expenses
55 Tax Information
56 Advisory Agreement Board Considerations and Fee Evaluation
61 Board Members and Officers
66 Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Although the fund seeks income that is exempt from federal income taxes, a portion of the fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

Despite slow growth during the first half of 2015, the U.S. economy’s underlying fundamentals remain sound. Employment growth has been solid, the housing market continues to improve and households have strengthened their finances. Real income is firming thanks to the improving labor market and lower energy prices. And, while consumers remain cautious, they’re likely to loosen their purse strings over time.

In short, our economists see an environment that should support modestly above-trend domestic growth. The strong U.S. dollar continues to act as a headwind to exports and (for those whose positions are not hedged) a detractor from foreign equity returns.

The U.S. Federal Reserve Board is likely to start raising short-term interest rates in the U.S. later this year. However, the specific timing depends on whether the recent slowdown in activity reverses, the labor markets continue to heal and inflation truly bottoms. In any case, analysts expect the process to be gradual.

Meanwhile, the global picture, which had appeared to be brightening, is again in flux due to uncertainties regarding the Greek debt crisis and its potential ramifications. Overall, our strategic view remains generally positive. While we do not see Greece posing a major risk of contagion across the Eurozone, heightened volatility can be expected.

As always, we encourage you to visit us at deutschefunds.com for timely information about economic developments and your Deutsche fund investment. With frequent updates from our Chief Investment Officer and economists, we want to ensure that you have the resources you need to make informed decisions.

Thank you for your continued investment. We appreciate the opportunity to serve your investment needs.

Best regards,
Brian Binder

President, Deutsche Funds

Portfolio Management Review (Unaudited)

Overview of Market and Fund Performance

All performance information below is historical and does not guarantee future results. Returns shown are for Class A shares, unadjusted for sales charges. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the most recent month-end performance of all share classes. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had. Please refer to pages 10 through 12 for more complete performance information.

Investment Strategy
The fund invests in a wide variety of municipal bonds. These include general obligation bonds, for which payments of principal and interest are secured by the full faith and credit of the issuer and usually supported by the issuer's taxing power. In addition, securities held may include revenue bonds, for which principal and interest are secured by revenues from tolls, rents or other fees gained from the facility that was built with the bond issue proceeds.
The fund's management team seeks to hold municipal bonds that appear to offer the best opportunity to meet the fund's objectives of providing a high level of income exempt from regular federal income taxes and limiting principal fluctuation. In selecting securities, the managers weigh the impact of the economic outlook and potential interest rate movements to characteristics of specific securities such as differing coupons, maturity dates and call dates, and changes in supply and demand within the municipal market. Although portfolio management may adjust the dollar-weighted average effective maturity of the fund's portfolio between three and 10 years, it generally intends to keep it between five and 10 years. In determining the dollar-weighted average effective maturity, portfolio management uses the security's stated maturity or, if appropriate, an earlier date, reflecting a maturity-shortening device (such as a call, a put, prerefunding, prepayment or redemption provision, or a demand feature) which will likely cause the instrument to be repaid earlier than the stated maturity date.

Deutsche Intermediate Tax/AMT Free Fund posted a return of 1.85% over the 12 months ended May 31, 2015. The overall municipal bond market, as measured by the unmanaged Barclays Municipal Bond Index, delivered a total return of 3.18% for the same period, while the Barclays 7-Year Municipal Bond Index returned 2.12%. The average fund in the Morningstar Muni National Intermediate category returned 2.02% for the 12 months ended May 31, 2015.

Throughout the 12-month period ended May 31, 2015, the U.S. Federal Reserve Board (the Fed) kept short-term rates anchored near zero. With inflation remaining below-target, U.S. fixed-income markets were supported by expectations that the pace of the Fed's inevitable normalization of monetary policy would be incremental. Even as the Fed prepared to tighten, central banks in most other major economies were engaged in sovereign bond purchases designed to keep rates low, raising the prospect of devalued currencies. The divergence in monetary policies led to increased flows from abroad into dollar-denominated assets, helping to counter any potential upward pressure on U.S. interest rates.

"Municipals were supported for most of the period by positive flows into mutual funds and solid interest from institutional investors."

While municipal issuance increased as the period progressed, a significant portion of new supply was driven by refunding of existing issues in order to take advantage of low market interest rates. On the demand side, municipals were supported for most of the period by positive flows into mutual funds and solid interest from institutional investors, including insurance companies and banks.

The municipal yield curve flattened over the 12 months ended May 31, 2015, as yields rose notably on shorter maturities and declined modestly for longer-term issues. Specifically, the two-year bond yield rose from 0.29% to 0.62% and the five-year from 1.15% to 1.41%, while the 20-year declined from 3.00% to 2.93% and the 30-year from 3.26% to 3.16%. (See the graph below for municipal bond yield changes from the beginning to the end of the period.) For the 12 months, municipal market credit spreads — the incremental yield offered by lower-quality issues vs. AAA-rated issues — generally tightened modestly, and issues rated BBB and A outperformed AAA issues.

Municipal Bond Yield Curve (as of 5/31/15 and 5/31/14)

Source: Municipal Market Data, AAA-rated universe, as of 5/31/15.
Chart is for illustrative purposes only and does not represent any Deutsche AWM product.

Positive and Negative Contributors to Fund Performance

Given a steep yield curve entering the 12-month period ended May 31, 2015, we maintained exposure to bonds with maturities in the 10-to-15-year range. This exposure was balanced with very short-term holdings in order to maintain an overall maturity within the fund's guidelines. This barbelled yield curve positioning added to relative returns as the 10-to-15-year segment provided incremental income and experienced minimal rate increases.

With respect to the fund's credit exposures, we had a slight tilt toward higher quality bonds, and a corresponding tilt away from BBB issues, for which we have felt spreads were relatively tight. This was a modest constraint on returns as credit spreads tightened over the period. Within the single-A quality range, our holdings of health care, transportation and airport bonds added to relative performance.

Outlook and Positioning

At the end of the period, municipal yields were at relatively low levels by historical standards, but quite attractive relative to U.S. Treasuries. As of the end of May 2015, the 10-year municipal bond yield of 2.19% was 103% of the comparable-maturity U.S. Treasury bond yield before taking into account the tax advantage of municipals. The 30-year municipal yield of 3.16% was 110% of the comparable U.S. Treasury yield.

While the curve has flattened to a degree, longer-term issues continue to carry a meaningful yield advantage, such as bonds with maturities in the 8-to-13-year range. We also continue to evaluate premium coupon issues that can provide a degree of protection against rising interest rates.

With respect to the fund's credit exposure, we see the most attractive valuations among bonds in the A and AA quality range, while viewing spreads for issues rated BBB as relatively tight. In the wake of the ongoing global search for yield, credit spreads have narrowed and covenants for new municipal issues have become less favorable to investors, and we are being selective as we look for opportunities to add incremental yield.

Portfolio Management Team

Philip G. Condon, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 1998.

— Joined Deutsche Asset & Wealth Management in 1983.

— Vice Chairman of Deutsche Asset & Wealth Management, Americas; formerly, Head of Municipal Bonds.

— BA and MBA, University of Massachusetts at Amherst.

Ashton P. Goodfield, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 1990.

— Joined Deutsche Asset & Wealth Management in 1986.

— Co-Head of Municipal Bonds.

— BA, Duke University.

Matthew J. Caggiano, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.

— Joined Deutsche Asset & Wealth Management in 1989.

— BS, Pennsylvania State University; MS, Boston College.

Peter Aloisi, CFA, Assistant Vice President

Portfolio Manager of the fund. Began managing the fund in 2014.

— Joined Deutsche Asset & Wealth Management in 2010 with five years of industry experience; previously, served as an Associate at Banc of America Securities.

— Municipal Trader: Boston.

— BA and MBA, Boston College.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The Barclays Municipal Bond Index is an unmanaged, market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

The Barclays 7-Year Municipal Bond Index is an unmanaged, total-return subset of the Barclays Municipal Bond Index.

Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

The Morningstar Muni National Intermediate category consists of funds that invest in municipal bonds issued by various state and local governments to fund public projects and are free from federal taxes. These funds have an average duration of more than 4.5 years but less than 7 years, or average maturity of more than 5 years but less than 12 years.

The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically (and when the yield curve is characterized as "steep," this is especially true), the line rises from left to right as investors who are willing to tie up their money for a longer period are rewarded with higher yields.

Credit spread is the additional yield provided by municipal bonds rated AA and below vs. municipals rated AAA with comparable effective maturity.

Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations, such as AAA, AA and so forth. The lower the rating the higher the probability of default. Credit quality does not remove market risk and is subject to change.

Coupon is the interest rate, expressed as an annual percentage of face value, which a bond issuer promises to pay until maturity.

Performance Summary May 31, 2015 (Unaudited)
Class A	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/15
Unadjusted for Sales Charge	1.85%	3.50%	3.78%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–0.95%	2.93%	3.49%
Barclays 7-Year Municipal Bond Index†	2.12%	4.16%	4.58%
Class B	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/15
Unadjusted for Sales Charge	1.08%	2.68%	2.96%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–1.91%	2.50%	2.96%
Barclays 7-Year Municipal Bond Index†	2.12%	4.16%	4.58%
Class C	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/15
Unadjusted for Sales Charge	1.09%	2.72%	3.00%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.09%	2.72%	3.00%
Barclays 7-Year Municipal Bond Index†	2.12%	4.16%	4.58%
Class S	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/15
No Sales Charges	2.11%	3.70%	3.99%
Barclays 7-Year Municipal Bond Index†	2.12%	4.16%	4.58%
Institutional Class	1-Year	5-Year	10-Year
Average Annual Total Returns as of 5/31/15
No Sales Charges	2.12%	3.78%	4.07%
Barclays 7-Year Municipal Bond Index†	2.12%	4.16%	4.58%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2014 are 0.78%, 1.60%, 1.55%, 0.63% and 0.52% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

A portion of the Fund's distributions may be subject to federal, state and local taxes.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended May 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Barclays 7-Year Municipal Bond Index is an unmanaged, total return subset of the Barclays Municipal Bond Index. It includes maturities of six to eight years.

	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value
5/31/15	$11.88	$11.89	$11.88	$11.89	$11.89
5/31/14	$11.94	$11.95	$11.94	$11.95	$11.95
Distribution Information as of 5/31/15
Income Dividends, Twelve Months	$.28	$.19	$.19	$.31	$.31
May Income Dividend	$.0220	$.0143	$.0144	$.0245	$.0238
SEC 30-day Yield‡‡	1.04%	.32%	.32%	1.31%	1.24%
Tax Equivalent Yield‡‡	1.84%	.57%	.57%	2.31%	2.19%
Current Annualized Distribution Rate‡‡	2.22%	1.44%	1.45%	2.47%	2.40%

‡‡ The SEC yield is net investment income per share earned over the month ended May 31, 2015, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 1.22% for Class S shares had certain expenses not been reduced. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 43.4%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on May 31, 2015. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.38% for Class S shares had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Investment Portfolio as of May 31, 2015
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 101.5%
Alabama 0.8%
Alabama, State Public School & College Authority Revenue:
Series A, Prerefunded 5/1/2019 @ 100, 5.0%, 5/1/2024	3,000,000	3,431,160
Series B, 5.0%, 1/1/2024	9,680,000	11,664,400
		15,095,560
Alaska 0.5%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	2,660,000	2,782,972
Alaska, State Housing Finance Corp., State Capital Project Bonds II, Series D, 5.0%, 12/1/2026	5,515,000	6,484,482
		9,267,454
Arizona 3.4%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2020	3,000,000	3,198,510
Arizona, Salt River Pima-Maricopa, Indian Community, 0.1%*, 10/1/2026, LOC: Bank of America NA	4,555,000	4,555,000
Arizona, State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road, Prerefunded 7/1/2019 @ 100, 5.0%, 7/1/2025	3,000,000	3,443,820
Arizona, State Transportation Board, Excise Tax Revenue, 5.0%, 7/1/2022	6,500,000	7,787,585
Arizona, Water Infrastructure Finance Authority Revenue, Series A, Prerefunded 10/1/2018 @ 100, 5.0%, 10/1/2024	4,000,000	4,497,320
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality:
Series A, 5.0%, 10/1/2025	10,765,000	13,144,280
Series A, Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2030	3,750,000	4,407,225
Chandler, AZ, General Obligation, 4.0%, 7/1/2022	3,000,000	3,413,880
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019, INS: NATL	2,055,000	2,283,167
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2028	4,000,000	4,551,880
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	2,883,816
Phoenix, AZ, General Obligation, Series B, 5.0%, 7/1/2018	10,000,000	10,897,400
Pima County, AZ, Sewer Revenue, Series A, 5.0%, 7/1/2021	650,000	765,966
		65,829,849
California 9.4%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, Prerefunded 4/1/2019 @ 100, 5.0%, 4/1/2028	10,000,000	11,453,800
Series F-1, Prerefunded 4/1/2019 @ 100, 5.25%, 4/1/2029	2,500,000	2,886,875
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2029	4,000,000	4,643,880
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, 0.4%**, Mandatory Put 12/1/2017 @ 100, 12/1/2035	14,285,000	14,278,286
California, State Department of Water Resources, Power Supply Revenue, Series O, 5.0%, 5/1/2022	4,815,000	5,792,926
California, State Economic Recovery, Series A, Prerefunded 7/1/2019 @ 100, 5.25%, 7/1/2021	5,000,000	5,821,900
California, State General Obligation, 5.25%, 10/1/2025	10,000,000	11,619,700
California, State General Obligation, Various Purposes:
5.25%, 9/1/2027	10,000,000	11,715,600
5.75%, 4/1/2027	5,000,000	5,795,800
6.0%, 4/1/2018	1,700,000	1,940,924
6.0%, 3/1/2033	3,765,000	4,566,757
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series B, 0.4%**, Mandatory Put 8/3/2015 @ 100, 8/1/2024	6,000,000	6,000,000
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.25%, 11/1/2021	7,000,000	8,479,800
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2028	2,000,000	2,356,160
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series A, 5.0%, 3/1/2024	1,000,000	1,182,710
California, University Revenues, Limited Project, Series E, 5.0%, 5/15/2021	5,000,000	5,861,650
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	11,463,300
Los Angeles, CA, General Obligation:
Series A, Prerefunded 9/1/2015 @ 100, 5.0%, 9/1/2019, INS: AGMC	6,340,000	6,417,285
Series A, Prerefunded 9/1/2015 @ 100, 5.0%, 9/1/2020, INS: AGMC	5,915,000	5,987,104
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,414,450
Orange County, CA, Water District, Certificates of Participation, Series A, 0.09%*, 8/1/2042, LOC: Citibank NA	2,400,000	2,400,000
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2023, INS: AGMC	7,000,000	7,858,410
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.125%, 5/15/2029	4,000,000	4,550,920
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A, 5.25%, 8/1/2027	5,000,000	5,851,100
Series A, 5.25%, 8/1/2028	5,000,000	5,836,500
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	10,319,580
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2025	2,000,000	2,275,240
Series C, 5.0%, 5/1/2026	2,850,000	3,231,729
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016, INS: NATL	6,260,000	6,286,292
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	10,000	10,035
Ventura County, CA, Certificates of Participation, Public Financing Authority III, 6.0%, 8/15/2026	3,370,000	3,910,042
		184,208,755
Colorado 1.0%
Aurora, CO, Water Improvement Revenue, First Lien, Series A, 5.0%, 8/1/2021, INS: AMBAC	7,000,000	7,619,850
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,842,750
Colorado, State Building Excellent School Today, Certificate of Participation, Series G, 5.0%, 3/15/2025	3,285,000	3,754,656
Colorado, University Enterprise System Revenue, Series A, Prerefunded 6/1/2019 @ 100, 5.5%, 6/1/2023	1,000,000	1,166,600
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2020	500,000	583,045
Series B, 5.0%, 11/15/2021	500,000	588,050
Series B, 5.0%, 11/15/2022	2,350,000	2,786,407
		19,341,358
Connecticut 1.3%
Connecticut, State General Obligation, Series C, Prerefunded 6/1/2016 @ 100, 5.0%, 6/1/2017, INS: AGMC	3,170,000	3,317,120
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure:
Series A, 5.0%, 9/1/2025	10,000,000	12,041,600
Series A, 5.0%, 10/1/2027	8,000,000	9,323,200
		24,681,920
Delaware 0.3%
Delaware, Transportation Authority Revenue, 5.0%, 9/1/2024	5,115,000	5,884,040
District of Columbia 1.1%
District of Columbia, Income Tax Revenue, Series A, 5.0%, 12/1/2023	5,000,000	5,799,400
District of Columbia, Income Tax Secured Revenue, Series B, 0.4%**, 12/1/2017	15,000,000	14,999,550
		20,798,950
Florida 5.0%
Broward County, FL, Airport System Revenue:
Series P-2, 5.0%, 10/1/2021	4,825,000	5,679,459
Series Q-1, 5.0%, 10/1/2021	1,200,000	1,412,508
Broward County, FL, School Board Certificates of Participation, Series A, 5.0%, 7/1/2023	1,875,000	2,214,112
Broward County, FL, Water & Sewer Utility Revenue, Series A, 5.0%, 10/1/2024	2,745,000	3,061,279
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	2,480,000	2,839,228
Florida, Citizens Property Insurance Corp.:
Series A-1, 5.0%, 6/1/2020	7,275,000	8,298,811
Series A-1, 5.0%, 6/1/2021	5,090,000	5,824,080
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	1,355,000	1,439,254
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,335,000	1,569,039
Jacksonville, FL, Water & Sewer System Revenue, Series A, 5.0%, 10/1/2026	5,000,000	5,968,150
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	5,067,802
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2024	4,000,000	4,522,360
Series A, 5.75%, 10/1/2026	8,000,000	9,294,240
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	3,000,000	3,501,360
Series A-1, 5.5%, 10/1/2026	4,400,000	5,120,852
Miami-Dade County, FL, School Board, Certificates of Participation, Series A, Prerefunded 5/1/2017 @ 100, 5.0%, 5/1/2019, INS: NATL	3,000,000	3,234,570
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2027, INS: AGC	10,000,000	11,489,800
Orlando & Orange County, FL, Expressway Authority Revenue:
Series B, 5.0%, 7/1/2022	2,000,000	2,367,880
Series A, 5.0%, 7/1/2028	7,500,000	8,534,775
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2018, INS: AMBAC	4,000,000	4,249,240
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,724,925
		98,413,724
Georgia 4.1%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series B, 5.0%, 1/1/2021	8,345,000	9,603,426
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	2,958,445
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, Second Indenture, Series B, 0.38%**, Mandatory Put 7/1/2017 @ 100, 7/1/2025	4,285,000	4,272,788
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.0%, 11/1/2022	3,000,000	3,588,120
Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	12,181,100
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	11,939,451
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series B, 5.5%, 2/15/2029	8,900,000	10,108,976
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	1,705,000	2,013,673
Georgia, Municipal Electric Authority, Comb Cycle Project:
Series A, 5.0%, 11/1/2022	1,000,000	1,190,620
Series A, 5.0%, 11/1/2027	1,000,000	1,140,600
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	2,837,600
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	3,420,000	3,981,564
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2022	10,000,000	11,843,200
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, 5.0%, 6/1/2021	2,500,000	2,832,500
		80,492,063
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, 5.375%, 12/1/2024	1,000,000	1,110,410
Hawaii 1.1%
Hawaii, State Airports Systems Revenue:
Series A, 5.25%, 7/1/2027	2,335,000	2,692,489
Series A, 5.25%, 7/1/2028	5,010,000	5,794,065
Series A, 5.25%, 7/1/2029	3,155,000	3,611,749
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2021	9,000,000	9,983,070
		22,081,373
Illinois 6.8%
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, 5.3%, 1/1/2016, INS: NATL	1,100,000	1,116,115
Chicago, IL, O'Hare International Airport Revenue:
Series D, 5.0%, 1/1/2023	6,540,000	7,658,732
Series C, 5.25%, 1/1/2030, INS: AGC	10,000,000	11,227,000
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series B, 5.0%, 12/15/2026	5,000,000	5,511,650
Illinois, Municipal Electric Agency Power Supply, Series A, Prerefunded 2/1/2017 @ 100, 5.25%, 2/1/2018, INS: NATL	2,000,000	2,150,180
Illinois, Railsplitter Tobacco Settlement Authority Revenue:
5.0%, 6/1/2019	3,500,000	3,930,465
5.25%, 6/1/2020	3,000,000	3,445,140
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	6,103,550
Illinois, State Finance Authority Revenue, Northwestern University:
Series C, 0.07%*, 12/1/2034	14,500,000	14,500,000
Series D, 144A, 0.07%*, 12/1/2046	6,000,000	6,000,000
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2026	6,330,000	7,517,255
Illinois, State Finance Authority, Industrial Development Revenue, Multi-Modal-Fitzpatrick Brothers, Inc., 0.14%*, 4/1/2033, LOC: Northern Trust Co.	535,000	535,000
Illinois, State General Obligation, 5.5%, 7/1/2024	2,000,000	2,213,540
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	10,000,000	11,519,800
Illinois, State Toll Highway Authority Revenue:
Series D, 5.0%, 1/1/2024	11,840,000	14,074,563
Series A, 5.0%, 1/1/2027	1,250,000	1,415,800
Series A, 5.0%, 1/1/2028	1,250,000	1,404,087
Series A-1, 5.25%, 1/1/2030	5,000,000	5,676,100
Illinois, State Toll Highway Authority Revenue, Senior Priority, Series A-2C, 0.09%*, 7/1/2030, LOC: Northern Trust Co.	20,000,000	20,000,000
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue, Series B, 5.0%, 12/15/2019	1,120,000	1,122,386
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,142,100
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	855,000	857,155
University of Illinois, Higher Education Revenue, Auxiliary Facilities System, Series A, 5.5%, 4/1/2016, INS: AMBAC	3,580,000	3,730,109
		132,850,727
Indiana 1.9%
Indiana, State Finance Authority Revenue, Green Bonds, Series B, 5.0%, 2/1/2023	4,285,000	5,184,464
Indiana, State Finance Authority Revenue, State Revolving Fund Program, Series B, 5.0%, 2/1/2029	2,240,000	2,596,631
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.09%*, 3/1/2033, LOC: Northern Trust Co.	7,835,000	7,835,000
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	12,065,800
Indiana, Wastewater Utility Revenue, CWA Authority Project, Series A, 5.0%, 10/1/2027	1,565,000	1,809,672
Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	6,108,823
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019, INS: NATL	2,000,000	2,263,100
		37,863,490
Iowa 1.5%
Iowa, State Finance Authority Revenue, Green Bonds, State Revolving Fund, 5.0%, 8/1/2024	15,000,000	18,593,850
Iowa, State Finance Authority, Health Facilities Revenue, Iowa Health System, 5.25%, 2/15/2029, INS: AGC	10,000,000	11,112,500
		29,706,350
Kansas 0.7%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, 5.5%, 11/15/2022	4,470,000	5,143,942
Kansas, State Development Finance Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	7,500,000	8,559,975
		13,703,917
Kentucky 0.4%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019, INS: NATL	1,000,000	1,153,240
Louisville & Jefferson County, KY, Metropolitan Government Revenue, Catholic Health Initiatives:
Series A, 5.0%, 12/1/2023	2,600,000	2,997,722
Series A, 5.0%, 12/1/2024	3,000,000	3,421,620
		7,572,582
Louisiana 0.2%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series B, 5.0%, 10/1/2027, INS: AGC	1,365,000	1,472,125
Louisiana, Regional Transit Authority, Sales Tax Revenue, 5.0%, 12/1/2025, INS: AGMC	1,550,000	1,769,046
		3,241,171
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	9,088,577
Maryland 1.5%
Carroll County, MD, General Obligation, 5.0%, 11/1/2022	5,330,000	6,464,491
Maryland, General Obligation, State & Local Facilities Loan, Series 2, Prerefunded 8/1/2017 @ 100, 5.0%, 8/1/2019	5,000,000	5,458,050
Montgomery County, MD, General Obligation, Series B, 5.0%, 11/1/2022	15,000,000	18,250,800
		30,173,341
Massachusetts 3.6%
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	4,327,986
Massachusetts, State Central Artery, Series B, 0.06%*, 12/1/2030, SPA: Bank of America NA	4,800,000	4,800,000
Massachusetts, State Consolidated Loan, Series D-2, 0.4%**, Mandatory Put 8/1/2017 @ 100, 8/1/2043	15,000,000	14,961,150
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-3, 5.0%, 1/1/2022	9,210,000	10,926,375
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series M-3, 0.65%**, Mandatory Put 1/30/2018 @ 100, 7/1/2038	4,975,000	4,975,398
Massachusetts, State General Obligation:
Series C, 5.0%, 8/1/2022	7,000,000	8,405,530
Series D, 5.5%, 11/1/2015, INS: NATL	1,000,000	1,022,720
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 6.0%, 7/1/2024	5,000,000	5,786,700
Massachusetts, State Housing Finance Agency, Series 162, 2.75%, 12/1/2041	1,075,000	1,102,692
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.0%, 10/15/2027	7,000,000	8,168,160
Massachusetts, State Water Resources Authority, Series C, 5.0%, 8/1/2029	6,000,000	6,863,880
		71,340,591
Michigan 2.4%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016, INS: AMBAC	5,000,000	4,967,450
Detroit, MI, City School District Building & Site:
Series A, 5.0%, 5/1/2020	3,110,000	3,526,056
Series A, 5.0%, 5/1/2021	2,100,000	2,383,248
Michigan, State Building Authority Revenue, Facilities Program, Series II-A, 5.0%, 10/15/2024	1,610,000	1,850,743
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.5%, 12/1/2026	2,000,000	2,421,720
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series B, 5.0%, 7/1/2021	11,825,000	13,128,706
Michigan, State Hospital Finance Authority Revenue, Ascension Health Credit Group, 5.0%, 11/15/2027	2,250,000	2,651,963
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2025	5,920,000	6,667,814
Michigan, State Trunk Line, 5.0%, 11/1/2024	3,000,000	3,376,440
University of Michigan Revenues, Series E, 0.53%**, Mandatory Put 4/2/2018 @ 100, 4/1/2033	7,000,000	7,000,490
		47,974,630
Minnesota 0.9%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue:
Series A, 5.0%, 1/1/2027	2,000,000	2,320,540
Series A, 5.0%, 1/1/2028	3,500,000	4,032,175
Minnesota, State General Fund Revenue, Series B, 5.0%, 3/1/2023	5,945,000	7,093,574
Minnesota, State General Obligation, Prerefunded 6/1/2016 @ 100, 5.0%, 6/1/2020	4,535,000	4,747,329
		18,193,618
Mississippi 0.7%
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, 5.25%, 8/1/2027	6,110,000	6,997,111
Series D, 5.25%, 8/1/2027	5,000,000	5,725,950
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038	1,420,000	1,481,188
		14,204,249
Missouri 0.4%
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center:
Series A, 5.0%, 6/1/2022	1,570,000	1,828,407
Series A, 5.0%, 6/1/2023	1,375,000	1,589,651
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,371,392
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	910,000	958,521
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	610,000	646,710
		8,394,681
Nebraska 0.4%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series E, 3.0%, 3/1/2043	1,800,000	1,851,660
Series C, 4.5%, 9/1/2043	6,270,000	6,546,507
		8,398,167
Nevada 2.0%
Clark County, NV, Airport Revenue, Series D-2B, 0.09%*, 7/1/2040, LOC: Royal Bank of Canada	1,500,000	1,500,000
Clark County, NV, Board Bank:
5.0%, 6/1/2024	3,040,000	3,445,597
5.0%, 6/1/2025	3,190,000	3,610,665
Clark County, NV, Flood Control:
5.0%, 11/1/2021	2,915,000	3,452,672
5.0%, 11/1/2022	3,215,000	3,850,959
Clark County, NV, General Obligation, Series A, 5.0%, 12/1/2026	3,025,000	3,461,871
Las Vegas Valley, NV, Water District:
Series A, 5.0%, 6/1/2027 (a)	2,000,000	2,390,340
Series B, 5.0%, 12/1/2027 (a)	2,500,000	2,980,650
Series C, 5.0%, 9/15/2027 (a)	4,355,000	5,218,509
Nevada, State Unemployment Compensation Fund, Special Revenue, 4.0%, 12/1/2015	4,300,000	4,383,678
Washoe County, NV, School District, Series A, 5.0%, 6/1/2026	4,855,000	5,811,435
		40,106,376
New Hampshire 0.1%
New Hampshire, State Turnpike Systems, Series B, 5.0%, 2/1/2024	1,775,000	2,053,444
New Jersey 2.4%
New Jersey, State Building Authority, Series A, 5.0%, 6/15/2015	1,740,000	1,742,941
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2020	2,500,000	2,752,650
5.0%, 6/15/2021	5,000,000	5,651,450
5.0%, 6/15/2023	4,000,000	4,515,400
New Jersey, State Economic Development Authority Revenue, School Facilities Construction:
Series W, 5.0%, 3/1/2019	935,000	986,612
Series W, Prerefunded 3/1/2018 @ 100, 5.0%, 3/1/2019	2,065,000	2,285,294
Series NN, 5.0%, 3/1/2025	5,000,000	5,298,450
Series NN, 5.0%, 3/1/2026	2,500,000	2,627,175
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2025	5,000,000	5,303,250
Series B, 5.25%, 6/15/2026	5,000,000	5,267,700
New Jersey, State Turnpike Authority Revenue, Series B-2, 0.544%**, Mandatory Put 1/1/2017 @ 100, 1/1/2024	11,250,000	11,243,587
		47,674,509
New Mexico 0.1%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
"I", Series E, 5.3%, 9/1/2040	895,000	899,592
"I", Series D, 5.35%, 9/1/2040	760,000	807,006
Series I-B-2, 5.65%, 9/1/2039	405,000	427,048
		2,133,646
New York 7.2%
Nassau County, NY, Sewer & Storm Water Finance Authority Systems Revenue, Series A, 5.0%, 10/1/2023	3,000,000	3,662,880
New York, Metropolitan Transportation Authority Revenue:
Series D-2B, 0.724%**, Mandatory Put 5/15/2018 @ 100, 11/1/2032, INS: AGMC	4,200,000	4,208,904
Series B-2, 5.0%, 11/15/2021	5,000,000	5,883,800
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-2B, 0.68%**, Mandatory Put 11/1/2019 @ 100, 11/1/2031	5,000,000	4,967,600
New York, Sales Tax Asset Receivable Corp., Fiscal 2015, Series A, 5.0%, 10/15/2026	5,930,000	7,210,406
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering, Series 1, 4.0%, 7/1/2021	1,500,000	1,677,120
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,142,130
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.0%, 3/15/2019	5,000,000	5,390,400
Series A, 5.0%, 12/15/2021	3,000,000	3,582,300
Series A, 5.0%, 2/15/2022	2,065,000	2,469,038
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	11,533,100
New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	11,565,600
New York, Tobacco Settlement Financing Corp. Revenue, Asset Backed, Series B, 5.0%, 6/1/2020	1,250,000	1,309,325
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series AA, 5.0%, 6/15/2021	10,000,000	11,201,600
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B1, 5.0%, 11/1/2027	750,000	887,790
Series B1, 5.0%, 11/1/2028	1,175,000	1,378,134
Series D-1, 5.0%, 11/1/2028	9,715,000	11,273,480
Series E-1, 5.0%, 2/1/2029	3,055,000	3,504,391
Series B1, 5.0%, 11/1/2029	935,000	1,090,360
New York, NY, General Obligation:
Series B2, 0.13%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	700,000	700,000
Series J, 5.0%, 8/1/2023	6,250,000	7,516,437
Series F, 5.0%, 8/1/2024	9,000,000	10,540,350
Series B, 5.0%, 8/1/2026	2,870,000	3,402,184
Series C, 5.0%, 8/1/2027	5,000,000	5,922,750
Series D-1, 5.0%, 8/1/2029	8,620,000	9,921,620
Triborough, NY, Bridge & Tunnel Authority Revenues:
Series ABCD-4, 0.45%**, 1/1/2018, INS: AGMC	3,665,000	3,660,675
Series A, 5.0%, 11/15/2028	4,975,000	5,709,559
		141,311,933
North Carolina 2.0%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,148,690
North Carolina, Eastern Municipal Power Agency Systems Revenue, Series B, 5.0%, 1/1/2026	4,200,000	4,700,766
North Carolina, Electric Revenue, Catawba Municipal Power Agency No. 1, Series A, 5.25%, 1/1/2020	2,000,000	2,184,900
North Carolina, State Capital Improvement Obligation, Series A, 5.0%, 5/1/2024	10,745,000	12,392,423
North Carolina, State Limited Obligation:
Series C, 5.0%, 5/1/2022	5,000,000	5,969,950
Series B, 5.0%, 6/1/2024	10,000,000	12,197,000
		38,593,729
North Dakota 0.1%
Fargo, ND, Sanford Health Systems Revenue, 5.5%, 11/1/2021	1,250,000	1,489,975
Ohio 3.2%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2027	3,000,000	3,337,260
Columbus, OH, General Obligation, Series 1, 5.0%, 7/1/2023	5,125,000	6,261,622
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.13%*, 5/1/2049, LOC: Northern Trust Co.	8,835,000	8,835,000
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series D, 5.0%, 11/15/2024	2,800,000	3,239,180
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2021	1,300,000	1,480,934
Ohio, State Capital Facilities Lease Appropriation- Administration Building Fund Projects, Series A, 5.0%, 10/1/2022	2,355,000	2,803,086
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2021	2,150,000	2,357,970
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,675,750
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	515,000	538,561
Ohio, State Infrastructure Improvement, Series A, 5.0%, 9/1/2023	12,000,000	14,587,320
Ohio, State Solid Waste Revenue, Republic Services, Inc. Project, 0.3%**, Mandatory Put 9/1/2015 @ 100, 11/1/2035	10,000,000	10,000,000
Ohio, State Turnpike Commission, Infrastructure Projects, Series A-1, 5.25%, 2/15/2029	1,310,000	1,512,487
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015, INS: AGMC	2,280,000	2,280,684
		62,909,854
Oklahoma 0.1%
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,507,005
Oregon 1.9%
Clackamas County, OR, North Clackamas School District No. 12, Convertible Deferred Interest, Series B, Prerefunded 6/15/2017 @ 100, 5.0%, 6/15/2027, INS: AGMC	6,535,000	7,107,727
Oregon, State Department of Administrative Services Lottery Revenue:
Series C, 5.0%, 4/1/2023	2,000,000	2,426,460
Series E, 5.0%, 4/1/2023	2,020,000	2,450,725
Series A, 5.25%, 4/1/2028	2,000,000	2,304,060
Oregon, State General Obligation:
Series L, 5.0%, 5/1/2025	3,000,000	3,559,890
Series J, 5.0%, 5/1/2029	5,425,000	6,302,602
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,630,682
Series A, 5.5%, 7/1/2029	7,000,000	7,950,390
		36,732,536
Pennsylvania 2.0%
Pennsylvania, Commonwealth Financing Authority Revenue, Series B-1, 5.0%, 6/1/2026	7,000,000	7,964,460
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project, Series B, 5.5%, 9/15/2024	1,000,000	1,149,160
Pennsylvania, Saint Mary Hospital Authority, Health System Revenue, Catholic Health East, Series A, 5.0%, 11/15/2021	8,000,000	9,261,760
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A, 5.0%, 2/1/2028	3,000,000	3,439,020
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series B, 5.0%, 7/1/2021	2,215,000	2,431,893
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, 0.98%**, 12/1/2020	3,000,000	3,013,500
Series B, 1.25%**, 12/1/2019	500,000	505,750
Series C, 5.0%, 12/1/2028	2,950,000	3,380,700
Series C, 5.5%, 12/1/2026	2,120,000	2,546,989
Series C, 5.5%, 12/1/2027	2,820,000	3,370,323
Series C, 5.5%, 12/1/2028	1,000,000	1,187,620
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	395,000	400,036
		38,651,211
Puerto Rico 0.0%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, Prerefunded 8/1/2019 @ 100, 5.5%, 8/1/2028	45,000	52,667
Rhode Island 0.3%
Rhode Island, State & Providence Plantations, Construction Capital Development Loan, Series A, 5.0%, 8/1/2017, INS: AGMC	5,000,000	5,274,950
South Carolina 1.0%
Beaufort County, SC, School District, Series A, 5.0%, 3/1/2023	9,360,000	11,314,555
Berkeley County, SC, School District Installment Purchase Revenue, Securing Assets for Education, Series A, 5.0%, 12/1/2026	2,000,000	2,323,960
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	3,111,910
South Carolina, SCAGO Educational Facilities Corp. for Pickens School District, 5.0%, 12/1/2026	2,970,000	3,476,385
		20,226,810
Tennessee 0.6%
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	6,190,000	6,426,149
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	2,035,000	2,165,199
Series 1C, 4.5%, 7/1/2037	2,125,000	2,268,884
		10,860,232
Texas 20.6%
Allen, TX, Independent School District, 5.0%, 2/15/2025	1,640,000	1,904,483
Alvin, TX, Independent School District, School House, Series B, 2.0%, Mandatory Put 8/15/2015 @ 100, 2/15/2039	3,750,000	3,759,975
Comal, TX, Independent School District, School Building Improvements, 5.25%, 2/1/2020	2,330,000	2,560,157
Cypress-Fairbanks, TX, Independent School District, School House Building:
5.0%, 2/15/2019	45,000	48,380
Prerefunded 2/15/2017 @ 100, 5.0%, 2/15/2019	1,255,000	1,346,791
5.0%, 2/15/2021	65,000	69,833
Prerefunded 2/15/2017 @ 100, 5.0%, 2/15/2021	1,785,000	1,915,555
Dallas, TX, Area Rapid Transit, Sales Tax Revenue, Series A, 5.0%, 12/1/2021	3,750,000	4,454,212
Dallas, TX, Certificates Obligation, 5.0%, 2/15/2021	1,955,000	2,299,882
Dallas, TX, Performing Arts Cultural Facilities Corp., Dallas Center for the Performing Arts Foundation Project, Series A, 0.09%*, 9/1/2041, LOC: Bank of America NA	20,000,000	20,000,000
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2029	4,000,000	4,612,880
5.0%, 10/1/2030	5,000,000	5,766,100
Dallas-Fort Worth, TX, International Airport Revenue, Series B, 5.0%, 11/1/2028	5,000,000	5,660,200
Del Valle, TX, Independent School District, Series A, 5.0%, 6/15/2025	3,730,000	4,520,051
El Paso, TX, Independent School District, School Building Improvements:
5.0%, 8/15/2022	680,000	760,940
Prerefunded 8/15/2018 @ 100, 5.0%, 8/15/2022	4,205,000	4,723,519
Fort Bend County, TX, General Obligation:
Series B, 5.0%, 3/1/2027	4,470,000	5,333,827
Series B, 5.0%, 3/1/2028	7,800,000	9,219,288
Fort Bend, TX, Independent School District, 5.0%, 8/15/2026	2,000,000	2,233,820
Fort Worth, TX, Independent School District, School Building, 5.0%, 2/15/2028	9,210,000	10,584,132
Goose Creek, TX, Consolidated Independent School District, School Building, Series B, 2.0%, Mandatory Put 8/14/2015 @ 100, 2/15/2040	3,250,000	3,261,310
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System:
Series B, 0.4%**, 6/1/2015	1,000,000	999,990
Series B, 0.68%**, Mandatory Put 12/1/2019 @ 100, 12/1/2042	6,000,000	5,925,360
Harris County, TX, Flood Control District, Contract Tax, Series A, 5.0%, 10/1/2029	5,000,000	5,752,400
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax, Series A, 5.0%, 11/1/2031	2,795,000	3,179,592
Harris County, TX, Permanent Improvement, Series A, 5.0%, 10/1/2028	10,000,000	11,583,000
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2026	4,000,000	4,574,920
Series B, 5.0%, 7/1/2027	9,600,000	10,932,768
Series A, 5.25%, 7/1/2029	8,000,000	8,834,480
Houston, TX, Independent School District:
Series A, 1.0%, Mandatory Put 6/1/2015 @ 100, 6/1/2039	8,000,000	8,000,320
Series A-1, 3.0%, Mandatory Put 6/1/2016 @ 100, 6/1/2039 (a)	19,000,000	19,437,190
Houston, TX, Public Improvement:
Series A, 5.0%, 3/1/2022	4,000,000	4,764,960
Series A, 5.0%, 3/1/2026	11,000,000	12,605,560
Houston, TX, Utility System Revenue, SIFMA Index, Series A, 0.65%**, Mandatory Put 5/1/2020 @ 100, 5/15/2034 (a)	12,000,000	12,000,000
Houston, TX, Utility Systems Revenue:
Series C, 5.0%, 5/15/2022	2,000,000	2,385,280
Series A, 5.25%, 11/15/2028	2,500,000	2,933,900
Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,524,837
Lewisville, TX, Independent School District, School Building, 5.0%, 8/15/2026	6,360,000	7,180,249
Longview, TX, Independent School District, School Building Improvements, 5.0%, 2/15/2022	2,000,000	2,242,340
Lubbock, TX, General Obligation, 5.0%, 2/15/2029	2,000,000	2,267,920
Mansfield, TX, Independent School District, 5.0%, 2/15/2028	3,500,000	4,194,680
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2027	1,945,000	2,225,158
Series A, 5.0%, 1/1/2028	1,150,000	1,305,503
North Texas, Tollway Authority Revenue, First Tier:
Series A, 5.0%, 1/1/2025	1,480,000	1,735,640
Series E-3, Prerefunded 1/1/2016 @ 100, 5.75%, Mandatory Put 1/1/2016 @ 100, 1/1/2038	4,900,000	5,054,448
Series A, 6.0%, 1/1/2022	865,000	963,697
Series A, Prerefunded 1/1/2018 @ 100, 6.0%, 1/1/2022	6,135,000	6,894,268
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series D, 5.25%, 9/1/2027	9,080,000	10,715,036
Series A, 5.5%, 9/1/2028	1,240,000	1,486,152
Plano, TX, General Obligation, 5.0%, 9/1/2029	1,635,000	1,848,106
San Antonio, TX, Electric & Gas Revenue, Series A, 5.25%, 2/1/2026	7,000,000	7,956,760
San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	2,221,214
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources:
Series A, 5.0%, 2/15/2018	2,000,000	2,144,160
Series A, 5.0%, 2/15/2019	2,480,000	2,657,494
Series A, 5.0%, 2/15/2020	6,180,000	6,613,280
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2023	2,500,000	2,973,672
Tarrant, TX, Regional Water District Revenue, 5.0%, 3/1/2024	4,955,000	6,011,802
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2018	1,000,000	1,122,470
Series A, 5.0%, 11/1/2019	1,250,000	1,433,012
Series D, 5.0%, 11/1/2024	2,250,000	2,588,490
Series C, 5.0%, 11/1/2025	4,605,000	5,280,369
Series C, 5.0%, 11/1/2026	3,290,000	3,772,511
Texas, Grapevine-Colleyville Independent School District Building, 5.0%, 8/15/2031	3,465,000	3,923,905
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.25%, 8/1/2017, GTY: The Goldman Sachs Group, Inc.	5,690,000	6,151,118
5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	3,790,000	4,360,130
Texas, State Department of Housing & Community Affairs, Residential Mortgage Revenue, Series A, 5.375%, 1/1/2039	2,630,000	2,735,042
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2022	5,000,000	5,761,700
Texas, State Transportation Commission Mobility Fund, Series B, 0.48%**, Mandatory Put 10/1/2018 @ 100, 10/1/2041	5,000,000	4,996,250
Texas, State Transportation Commission Revenue, First Tier, 5.0%, 4/1/2022	10,000,000	10,782,100
Texas, State Transportation Commission, State Highway Fund Revenue, Series B, 0.45%**, Mandatory Put 4/1/2017 @ 100, 4/1/2032	3,000,000	3,002,430
Texas, State Transportation Commission-Highway Improvement, 5.0%, 4/1/2026	10,000,000	11,947,400
Texas, State University Systems Financing Revenue:
Series A, 5.0%, 3/15/2026	11,000,000	13,180,970
Series A, 5.0%, 3/15/2027	4,000,000	4,755,880
Texas, State Veterans Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023	4,000,000	4,614,600
Texas, Water Development Board Revenue, State Revolving Fund:
Series A, 5.0%, 7/15/2020	3,150,000	3,430,570
Series B, 5.25%, 7/15/2021	3,000,000	3,281,670
University of Texas, Financing Systems, Series B, 0.07%*, 8/1/2034	550,000	550,000
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2026	2,640,000	2,976,864
5.0%, 12/15/2027	2,770,000	3,115,751
5.0%, 12/15/2028	2,905,000	3,267,602
Williamson County, TX, Limited Tax-Park, 3.0%**, Mandatory Put 8/15/2015 @ 100, 8/15/2034	7,500,000	7,540,350
		403,732,655
Utah 0.2%
Riverton, UT, Hospital Revenue, IHC Health Services, Inc., 5.0%, 8/15/2020	2,825,000	3,227,195
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2019	1,250,000	1,390,475
Virginia 0.3%
Virginia, State College Building Authority, Educational Facilities Revenue, Public Higher Education, 5.0%, 9/1/2026	5,055,000	6,067,011
Washington 5.7%
King County, WA, Public Hospital District No. 2:
5.0%, 12/1/2021	6,670,000	7,770,217
5.0%, 12/1/2022	6,865,000	8,072,622
Seattle, WA, Municipal Light & Power Revenue, Series B, 5.0%, 2/1/2025	7,250,000	8,241,872
Seattle, WA, Water System Revenue:
Prerefunded 2/1/2018 @ 100, 5.0%, 2/1/2020	3,870,000	4,271,861
5.0%, 2/1/2025, INS: AGMC	5,695,000	6,083,969
Washington, Energy Northwest Electric Revenue, Project No. 1, Series A, 5.0%, 7/1/2028	5,000,000	5,965,750
Washington, State Economic Development Finance Authority, Solid Waste Dispensary Revenue, Waste Management, Inc., Series D, 1.25%, 11/1/2017	3,000,000	3,018,900
Washington, State General Obligation:
Series R-2014A, 3.0%, 7/1/2015	5,000,000	5,012,850
Series 2011-A, 5.0%, 8/1/2028	15,000,000	17,384,850
Series 2011-A, 5.0%, 8/1/2031	17,845,000	20,664,688
Series A, 5.0%, 8/1/2032	14,000,000	15,874,180
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	625,000	661,544
Washington, State Motor Vehicle Fuel Tax:
Series B, Prerefunded 7/1/2017 @ 100, 5.0%, 7/1/2025, INS: AGMC	2,000,000	2,176,040
Series 2010-B, 5.0%, 8/1/2027	6,000,000	6,836,400
		112,035,743
Wisconsin 1.6%
Wisconsin, State Clean Water Revenue:
Series 1, 5.0%, 6/1/2031	2,500,000	2,873,225
Series 3, 5.5%, 6/1/2025	5,000,000	5,625,700
Wisconsin, State General Appropriation Revenue, Series A, 6.0%, 5/1/2026	5,000,000	5,877,850
Wisconsin, State General Obligation:
Series 1, 5.0%, 5/1/2027	3,000,000	3,526,560
Series A, 5.25%, 5/1/2026	3,500,000	4,120,935
Wisconsin, State Health & Educational Facilities Authority Revenue, Children's Hospital of Wisconsin, Series B, 5.375%, 8/15/2024	1,000,000	1,138,790
Wisconsin, State Transportation Revenue:
Series 2, 5.0%, 7/1/2023	2,500,000	3,027,475
Series 2, 5.0%, 7/1/2026	5,000,000	5,950,200
		32,140,735

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,888,069,235)†	101.5	1,988,084,238
Other Assets and Liabilities, Net	(1.5)	(28,853,524)
Net Assets	100.0	1,959,230,714

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2015.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rates as of May 31, 2015.

† The cost for federal income tax purposes was $1,887,304,783. At May 31, 2015, net unrealized appreciation for all securities based on tax cost was $100,779,455. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $103,871,281 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,091,826.

(a) When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement

INS: Insured

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (b)	$—	$1,988,084,238	$—	$1,988,084,238
Total	$—	$1,988,084,238	$—	$1,988,084,238

There have been no transfers between fair value measurement levels during the year ended May 31, 2015.

(b) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of May 31, 2015
Assets
Investments in securities, at value (cost $1,888,069,235)	$1,988,084,238
Cash	95,552
Receivable for investments sold	989,419
Receivable for Fund shares sold	4,692,459
Interest receivable	22,167,693
Other assets	57,979
Total assets	2,016,087,340
Liabilities
Payable for investments purchased	9,477,001
Payable for investments purchased — when-issued securities	41,846,018
Payable for Fund shares redeemed	3,008,025
Distributions payable	745,618
Accrued management fee	490,217
Accrued Trustees' fees	22,844
Other accrued expenses and payables	1,266,903
Total liabilities	56,856,626
Net assets, at value	$1,959,230,714
Net Assets Consist of
Undistributed net investment income	730,462
Net unrealized appreciation (depreciation) on investments	100,015,003
Accumulated net realized gain (loss)	(17,421,443)
Paid-in capital	1,875,906,692
Net assets, at value	$1,959,230,714

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of May 31, 2015 (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($310,504,382 ÷ 26,126,627 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.88
Maximum offering price per share (100 ÷ 97.25 of $11.88)	$12.22
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($95,926 ÷ 8,066 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.89
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($69,542,365 ÷ 5,853,719 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.88
Class S Net Asset Value, offering and redemption price per share ($675,131,058 ÷ 56,795,866 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.89
Institutional Class Net Asset Value, offering and redemption price per share ($903,956,983 ÷ 76,038,958 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.89

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended May 31, 2015
Investment Income
Income: Interest	$56,414,139
Expenses: Management fee	5,667,230
Administration fee	1,799,121
Services to shareholders	2,203,045
Distribution and service fees	1,524,017
Custodian fee	21,247
Professional fees	121,284
Reports to shareholders	81,603
Registration fees	130,681
Trustees' fees and expenses	81,544
Other	112,842
Total expenses before expense reductions	11,742,614
Expense reductions	(516,166)
Total expenses after expense reductions	11,226,448
Net investment income	45,187,691
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	497,485
Change in net unrealized appreciation (depreciation) on investments	(11,600,668)
Net gain (loss)	(11,103,183)
Net increase (decrease) in net assets resulting from operations	$34,084,508

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended May 31,
Increase (Decrease) in Net Assets	2015	2014
Operations: Net investment income	$45,187,691	$46,297,472
Net realized gain (loss)	497,485	(15,643,821)
Change in net unrealized appreciation (depreciation)	(11,600,668)	(2,756,674)
Net increase (decrease) in net assets resulting from operations	34,084,508	27,896,977
Distributions to shareholders from: Net investment income: Class A	(7,540,092)	(9,750,401)
Class B	(5,101)	(14,092)
Class C	(1,164,080)	(1,591,483)
Class S	(17,438,178)	(19,545,974)
Institutional Class	(18,883,668)	(15,233,341)
Total distributions	(45,031,119)	(46,135,291)
Fund share transactions: Proceeds from shares sold	809,892,849	546,190,897
Reinvestment of distributions	39,109,796	36,884,798
Payments for shares redeemed	(487,121,068)	(858,446,287)
Net increase (decrease) in net assets from Fund share transactions	361,881,577	(275,370,592)
Increase (decrease) in net assets	350,934,966	(293,608,906)
Net assets at beginning of period	1,608,295,748	1,901,904,654
Net assets at end of period (including undistributed net investment income of $730,462 and $707,752, respectively)	$1,959,230,714	$1,608,295,748

The accompanying notes are an integral part of the financial statements.

Financial Highlights
	Years Ended May 31,
Class A	2015		2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$11.94		$11.99	$12.07	$11.40	$11.46
Income from investment operations: Net investment income	.28		.31	.30	.35	.36
Net realized and unrealized gain (loss)	(.06)		(.05)	(.08)	.67	(.06)
Total from investment operations	.22		.26	.22	1.02	.30
Less distributions from: Net investment income	(.28)		(.31)	(.30)	(.35)	(.36)
Net asset value, end of period	$11.88		$11.94	$11.99	$12.07	$11.40
Total Return (%)a	1.85	b	2.25	1.80	9.08	2.71
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	311		335	466	426	349
Ratio of expenses before expense reductions (%)	.79		.78	.78	.78	.76
Ratio of expenses after expense reductions (%)	.79		.78	.78	.78	.76
Ratio of net investment income (loss) (%)	2.35		2.66	2.45	2.99	3.21
Portfolio turnover rate (%)	54		67	35	48	50
a Total return does not reflect the effect of any sales charges. b Total return would have been lower had certain expenses not been reduced.

	Years Ended May 31,
Class B	2015		2014		2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$11.95		$12.00		$12.08	$11.41	$11.47
Income from investment operations: Net investment income	.19		.22		.20	.26	.27
Net realized and unrealized gain (loss)	(.06)		(.05)		(.08)	.67	(.06)
Total from investment operations	.13		.17		.12	.93	.21
Less distributions from: Net investment income	(.19)		(.22)		(.20)	(.26)	(.27)
Net asset value, end of period	$11.89		$11.95		$12.00	$12.08	$11.41
Total Return (%)a	1.08	b	1.46	b	1.00	8.20	1.87
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.1		1		1	1	2
Ratio of expenses before expense reductions (%)	1.62		1.60		1.56	1.57	1.58
Ratio of expenses after expense reductions (%)	1.54		1.56		1.56	1.57	1.58
Ratio of net investment income (loss) (%)	1.64		1.88		1.67	2.20	2.39
Portfolio turnover rate (%)	54		67		35	48	50
a Total return does not reflect the effect of any sales charges. b Total return would have been lower had certain expenses not been reduced.

	Years Ended May 31,
Class C	2015		2014		2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$11.94		$11.99		$12.07	$11.40	$11.46
Income from investment operations: Net investment income	.19		.22		.21	.26	.27
Net realized and unrealized gain (loss)	(.06)		(.05)		(.08)	.67	(.06)
Total from investment operations	.13		.17		.13	.93	.21
Less distributions from: Net investment income	(.19)		(.22)		(.21)	(.26)	(.27)
Net asset value, end of period	$11.88		$11.94		$11.99	$12.07	$11.40
Total Return (%)a	1.09	b	1.48	b	1.03	8.26	1.91
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	70		76		106	92	66
Ratio of expenses before expense reductions (%)	1.56		1.55		1.54	1.53	1.55
Ratio of expenses after expense reductions (%)	1.54		1.54		1.54	1.53	1.55
Ratio of net investment income (%)	1.61		1.90		1.69	2.23	2.42
Portfolio turnover rate (%)	54		67		35	48	50
a Total return does not reflect the effect of any sales charges. b Total return would have been lower had certain expenses not been reduced.

	Years Ended May 31,
Class S	2015		2014		2013		2012		2011
Selected Per Share Data
Net asset value, beginning of period	$11.95		$11.99		$12.07		$11.41		$11.47
Income from investment operations: Net investment income	.31		.34		.32		.37		.38
Net realized and unrealized gain (loss)	(.06)		(.05)		(.08)		.66		(.06)
Total from investment operations	.25		.29		.24		1.03		.32
Less distributions from: Net investment income	(.31)		(.33)		(.32)		(.37)		(.38)
Net asset value, end of period	$11.89		$11.95		$11.99		$12.07		$11.41
Total Return (%)	2.11	a	2.57	a	1.97	a	9.17	a	2.88	a
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	675		663		809		749		667
Ratio of expenses before expense reductions (%)	.61		.63		.61		.61		.63
Ratio of expenses after expense reductions (%)	.54		.57		.61		.60		.59
Ratio of net investment income (%)	2.60		2.88		2.62		3.16		3.38
Portfolio turnover rate (%)	54		67		35		48		50
a Total return would have been lower had certain expenses not been reduced.

	Years Ended May 31,
Institutional Class	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$11.95	$12.00	$12.08	$11.41	$11.47
Income (loss) from investment operations: Net investment income	.31	.34	.33	.38	.39
Net realized and unrealized gain (loss)	(.06)	(.05)	(.08)	.67	(.06)
Total from investment operations	.25	.29	.25	1.05	.33
Less distributions from: Net investment income	(.31)	(.34)	(.33)	(.38)	(.39)
Net asset value, end of period	$11.89	$11.95	$12.00	$12.08	$11.41
Total Return (%)	2.12	2.53	2.07	9.37	2.98
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	904	534	520	401	304
Ratio of expenses (%)	.54	.52	.51	.50	.49
Ratio of net investment income (%)	2.59	2.93	2.71	3.26	3.48
Portfolio turnover rate (%)	54	67	35	48	50

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche Intermediate Tax/AMT Free Fund (formerly DWS Intermediate Tax/AMT Free Fund) (the "Fund") is a diversified series of Deutsche Tax Free Trust (formerly DWS Tax Free Trust) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares are closed to new purchases, except exchanges and the reinvestment of dividends or other distributions. Class B shares were not subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At May 31, 2015, the Fund had a net tax basis capital loss carryforward of approximately $18,185,000, including $1,320,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2018, the expiration date, whichever occurs first; and approximately $16,865,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($11,040,000) and long-term losses ($5,825,000).

The Fund has reviewed the tax positions for the open tax years as of May 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At May 31, 2015, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:
Undistributed tax-exempt income	$1,476,080
Capital loss carryforward	$(18,185,000)
Net unrealized appreciation (depreciation) on investments	$100,779,455

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended May 31,
	2015	2014
Distributions from tax-exempt income	$45,031,119	$46,135,291

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the year ended May 31, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated $1,389,674,221 and $967,936,287, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The management fee payable under the Investment Management Agreement is at an annual rate (exclusive of any applicable waivers/reimbursements) of 0.315% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from June 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each of class as follows:
Class A	.79%
Class B	1.54%
Class C	1.54%
Class S	.54%
Institutional Class	.54%

For the year ended May 31, 2015, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$2,704
Class B	237
Class C	12,956
Class S	500,269
$516,166

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended May 31, 2015, the Administration Fee was $1,799,121, of which $165,769 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended May 31, 2015, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at May 31, 2015
Class A	$12,126	$3,090
Class B	164	40
Class C	3,833	1,091
Class S	47,725	17,291
Institutional Class	5,403	5,403
	$69,251	$26,915

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended May 31, 2015, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at May 31, 2015
Class B	$2,338	$63
Class C	546,785	44,456
	$549,123	$44,519

In addition DDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended May 31, 2015, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at May 31, 2015	Annual Rate
Class A	$792,020	$195,849	.25%
Class B	775	83	.25%
Class C	182,099	44,738	.25%
	$974,894	$240,670

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended May 31, 2015 aggregated $9,253.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended May 31, 2015, the CDSC for Class B and C shares aggregated $2,014 and $3,318, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the year ended May 31, 2015, DDI received $1,645 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended May 31, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $21,882, of which $9,080 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at May 31, 2015.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Year Ended May 31, 2015		Year Ended May 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	3,630,512	$43,492,477	4,857,946	$56,508,669
Class B	57	688	4,350	50,202
Class C	730,679	8,747,285	780,647	9,069,344
Class S	17,065,068	204,572,819	14,626,755	170,056,279
Institutional Class	46,136,202	553,079,580	26,691,507	310,506,403
		$809,892,849		$546,190,897
Shares issued to shareholders in reinvestment of distributions
Class A	554,526	$6,639,045	724,514	$8,408,607
Class B	363	4,352	986	11,454
Class C	66,232	792,451	93,199	1,081,098
Class S	1,099,274	13,162,795	1,130,819	13,143,148
Institutional Class	1,544,943	18,511,153	1,224,805	14,240,491
		$39,109,796		$36,884,798
Shares redeemed
Class A	(6,112,370)	$(73,139,091)	(16,381,868)	$(190,037,251)
Class B	(40,378)	(484,514)	(28,568)	(333,954)
Class C	(1,303,517)	(15,587,252)	(3,335,512)	(38,597,894)
Class S	(16,883,266)	(202,374,906)	(27,706,418)	(320,400,623)
Institutional Class	(16,310,818)	(195,535,305)	(26,622,255)	(309,076,565)
		$(487,121,068)		$(858,446,287)
Net increase (decrease)
Class A	(1,927,332)	$(23,007,569)	(10,799,408)	$(125,119,975)
Class B	(39,958)	(479,474)	(23,232)	(272,298)
Class C	(506,606)	(6,047,516)	(2,461,666)	(28,447,452)
Class S	1,281,076	15,360,708	(11,948,844)	(137,201,196)
Institutional Class	31,370,327	376,055,428	1,294,057	15,670,329
		$361,881,577		$(275,370,592)

Report of Independent Registered Public Accounting Firm

To the Trustees of Deutsche Tax Free Trust and the Shareholders of Deutsche Intermediate Tax/AMT Free Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets for each of the two years in the period then ended and the financial highlights, present fairly, in all material respects, the financial position of Deutsche Intermediate Tax/AMT Free Fund (formerly DWS Intermediate Tax/AMT Free Fund) (the "Fund") at May 31, 2015, and the results of its operations, the changes in its net assets and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2015 by correspondence with the custodian and brokers and the application of alternative auditing procedures where such confirmations had not been received provide a reasonable basis for our opinion.

Boston, Massachusetts July 27, 2015	PricewaterhouseCoopers LLP

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B, C and S shares limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2014 to May 31, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended May 31, 2015 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 12/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/15	$1,002.70	$998.80	$999.00	$1,004.80	$1,004.70
Expenses Paid per $1,000*	$3.94	$7.68	$7.68	$2.70	$2.75
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 12/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/15	$1,020.99	$1,017.25	$1,017.25	$1,022.24	$1,022.19
Expenses Paid per $1,000*	$3.98	$7.75	$7.75	$2.72	$2.77

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
Deutsche Intermediate Tax/AMT Free Fund	.79%	1.54%	1.54%	.54%	.55%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended May 31, 2015, 100% are designated as exempt-interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Intermediate Tax/AMT Free Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the Fund’s performance (Class A shares) was in the 4th quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2013. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance during the first seven months of 2014. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted that the expense limitations agreed to by DIMA helped to ensure that the Fund’s total (net) operating expenses would remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.
Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	107	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	107	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	107	Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); former Directorships: Belo Corporation2 (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	107	Director, Becton Dickinson and Company2 (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		107	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	107	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	107	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	107	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	107	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, BioTelemetry Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	107	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation (charitable organization); former Directorships: Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	107	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management
Wayne Salit6 (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,3 Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Hepsen Uzcan6 (1974) Assistant Secretary, 2013–present	Director,3 Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SZMAX	SZMBX	SZMCX	SCMTX	SZMIX
CUSIP Number	25159H 108	25159H 207	25159H 306	25159H 405	25159H 504
Fund Number	445	645	745	2045	1445

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRSRT STD
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1793

DIT FF-2
(R-027918-4 7/15)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DEUTSCHE INTERMEDIATE TAX/AMT FREE FUND
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended May 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2015	$81,092	$0	$0	$0
2014	$78,129	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended May 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2015	$0	$63,439	$0
2014	$0	$66,535	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended May 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2015	$0	$63,439	$0	$63,439
2014	$0	$66,535	$0	$66,535

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Intermediate Tax/AMT Free Fund, a series of Deutsche Tax Free Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 30, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 30, 2015